UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21132

Investment Company Act File Number

Short-Term U.S. Government Portfolio

(Formerly, Investment Portfolio)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Short-Term U.S. Government Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 49.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.233%, with maturity at 2020(1)	$680	$695,501
2.39%, with various maturities to 2037(1)	2,398	2,502,771
2.413%, with various maturities to 2022(1)	3,797	3,907,961
2.414%, with maturity at 2023(1)	1,939	2,005,299
2.568%, with maturity at 2035(1)	5,938	6,172,958
2.904%, with maturity at 2035(1)	4,375	4,639,927
3.053%, with maturity at 2034(1)	2,260	2,404,376
3.199%, with maturity at 2022(1)	390	405,140
3.306%, with maturity at 2032(1)	1,660	1,702,197
3.329%, with maturity at 2029(1)	1,139	1,175,787
3.487%, with maturity at 2025(1)	1,652	1,752,073
3.858%, with maturity at 2034(1)	966	1,054,535
4.064%, with maturity at 2037(1)	2,295	2,503,751
4.321%, with maturity at 2030(1)	1,654	1,805,416
4.50%, with maturity at 2018	3,235	3,454,987
4.711%, with maturity at 2033(1)	5,911	6,450,844
4.897%, with maturity at 2032(1)	808	869,880
5.00%, with various maturities to 2018	5,241	5,637,875
5.50%, with various maturities to 2018	3,145	3,395,802
6.00%, with various maturities to 2035	8,906	10,414,986
6.50%, with various maturities to 2030	2,340	2,576,598
7.00%, with various maturities to 2035	1,824	2,178,529
7.50%, with various maturities to 2017	624	655,925
8.00%, with various maturities to 2025	333	372,200
9.25%, with maturity at 2017	5	5,140

		$68,740,458

Federal National Mortgage Association:
2.25%, with maturity at 2031(1)	$4,673	$4,853,541
2.368%, with various maturities to 2037(1)	1,691	1,762,073
2.39%, with various maturities to 2035(1)	5,428	5,681,059
2.413%, with maturity at 2032(1)	2,490	2,605,164
2.456%, with maturity at 2031(1)	5,995	6,170,867
2.56%, with maturity at 2018(1)	64	65,751
2.577%, with maturity at 2019(1)	1,984	2,046,464
2.606%, with maturity at 2037(1)	5,551	5,837,054
2.629%, with maturity at 2020(1)	962	995,658
2.649%, with maturity at 2040(1)	1,642	1,721,557
2.693%, with maturity at 2018(1)	438	452,601
2.873%, with maturity at 2029(1)	394	405,886
2.875%, with maturity at 2018(1)	42	43,000
2.915%, with maturity at 2036(1)	532	549,486
3.061%, with maturity at 2030(1)	935	969,437
3.234%, with maturity at 2034(1)	4,273	4,582,826
3.295%, with maturity at 2030(1)	3,462	3,616,259
3.30%, with maturity at 2030(1)	1,466	1,563,399
3.319%, with maturity at 2036(1)	1,988	2,046,750
3.499%, with maturity at 2021(1)	852	890,961

Security	Principal Amount (000’s omitted)	Value
3.665%, with maturity at 2034(1)	$6,728	$7,338,030
3.669%, with maturity at 2021(1)	915	950,125
3.751%, with maturity at 2021(1)	1,463	1,519,287
3.804%, with maturity at 2035(1)	2,753	3,004,475
3.845%, with maturity at 2036(1)	539	565,475
3.952%, with maturity at 2034(1)	4,357	4,755,560
4.104%, with maturity at 2033(1)	1,556	1,698,431
4.169%, with maturity at 2035(1)	1,928	2,103,749
4.209%, with maturity at 2036(1)	3,635	3,966,915
4.395%, with maturity at 2035(1)	3,554	3,878,872
4.50%, with various maturities to 2018	9,130	9,817,777
4.582%, with maturity at 2029(1)	3,344	3,649,708
4.632%, with maturity at 2034(1)	2,058	2,246,477
4.769%, with maturity at 2034(1)	4,063	4,434,840
5.00%, with various maturities to 2019(2)	11,560	12,501,475
5.50%, with maturity at 2020	549	596,507
6.00%, with various maturities to 2031	2,341	2,606,193
6.324%, with maturity at 2032(1)	598	652,487
6.50%, with various maturities to 2019	448	475,699
7.00%, with various maturities to 2033	3,962	4,616,883
8.00%, with various maturities to 2034	1,867	2,366,997
9.221%, with maturity at 2018(3)	268	298,397
9.50%, with maturity at 2022	488	577,796

		$121,481,948

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$680	$699,557
2.00%, with maturity at 2026(1)	326	342,435
5.00%, with maturity at 2018	2,308	2,512,447
8.25%, with maturity at 2020	231	264,683
9.00%, with maturity at 2017	277	311,400

		$4,130,522

Total Mortgage Pass-Throughs (identified cost $186,647,749)		$194,352,928

Collateralized Mortgage Obligations — 10.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)	$8,472	$1,413,841
Series 1395, Class F, 1.768%, 10/15/22(5)	76	76,021
Series 2135, Class JZ, 6.00%, 3/15/29	3,647	3,987,713
Series 3030, (Interest Only), Class SL, 5.851%, 9/15/35(4)(6)	12,803	1,909,278
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	24,101	3,164,650

		$10,551,503

Federal National Mortgage Association:
Series G93-17, Class FA, 1.25%, 4/25/23(5)	$181	$184,510
Series G93-36, Class ZQ, 6.50%, 12/25/23	798	909,517
Series G97-4, Class FA, 1.05%, 6/17/27(5)	622	631,204
Series 296, (Interest Only), Class 2, 8.00%, 4/1/24(4)	2,338	505,354
Series 1993-203, Class PL, 6.50%, 10/25/23	941	1,065,000
Series 1993-250, Class Z, 7.00%, 12/25/23	224	236,016
Series 1994-14, Class F, 2.718%, 10/25/23(5)	949	975,815
Series 2001-4, Class GA, 9.704%, 4/17/25(3)	163	187,235

Security	Principal Amount (000's omitted)	Value
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	$11,060	$2,194,058
Series 2007-99, (Interest Only), Class SD, 6.154%, 10/25/37(4)(6)	16,872	2,345,422
Series 2009-48, Class WA, 5.862%, 7/25/39(3)	2,230	2,529,501
Series 2009-62, Class WA, 5.554%, 8/25/39(3)	3,119	3,517,372
Series 2009-93, (Interest Only), Class SC, 5.904%, 11/25/39(4)(6)	24,491	3,912,083
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	25,331	2,363,965
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)	10,549	1,754,183
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	21,589	1,804,280
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	10,808	1,995,354
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	25,271	2,951,777

		$30,062,646

Government National Mortgage Association:
Series 2000-30, Class F, 0.799% , 12/16/22(5)	$996	$1,005,090

Total Collateralized Mortgage Obligations (identified cost $40,194,722)		$41,619,239

Commercial Mortgage-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	$321	$325,555
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(3)	1,804	1,802,645

Total Commercial Mortgage-Backed Securities (identified cost $2,186,658)		$2,128,200

U.S. Government Agency Obligations — 31.9%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,707,480
5.77%, 1/5/27	3,000	4,068,174

		$10,775,654

Federal Home Loan Bank:
4.125%, 3/13/20	$10,000	$11,950,510
4.625%, 9/11/20	1,735	2,133,594
5.365%, 9/9/24	8,000	10,428,496
5.375%, 9/30/22	10,135	13,246,931
5.375%, 8/15/24	3,500	4,616,973
5.75%, 6/12/26	12,000	16,256,352

		$58,632,856

United States Agency for International Development - Israel:
0.00%, 5/1/20	$1,100	$961,200
0.00%, 3/15/21	20,000	17,193,180

Security	Principal Amount (000’s omitted)	Value
5.50%, 12/4/23	$6,775	$9,070,763
5.50%, 4/26/24	22,000	29,359,088

		$56,584,231

Total U.S. Government Agency Obligations (identified cost $103,329,721)		$125,992,741

Short-Term Investments — 7.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(7)	$28,179	$28,179,048

Total Short-Term Investments (identified cost $28,179,048)		$28,179,048

Total Investments — 99.3% (identified cost $360,537,898)		$392,272,156

Other Assets, Less Liabilities — 0.7%		$2,677,005

Net Assets — 100.0%		$394,949,161

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

MSC	-	Morgan Stanley Capital I

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2012.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2012.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $7,835.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$363,100,177

Gross unrealized appreciation	$30,934,295
Gross unrealized depreciation	(1,762,316)

Net unrealized appreciation	$29,171,979

A summary of open financial instruments at July 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	275 U.S. 5-Year Treasury Note	Short	$(34,138,672)	$(34,314,844)	$(176,172)
9/12	400 U.S. 10-Year Treasury Note	Short	(53,478,125)	(53,862,500)	(384,375)

					$(560,547)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pay/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$10,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$97,020
Deutsche Bank AG	10,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	(217,390)

						$(120,370)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures and interest rate swaps to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$—	$560,547
Swap contracts	97,020	217,390

Total	$97,020	$777,937

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$194,352,928	$—	$194,352,928
Collateralized Mortgage Obligations	—	41,619,239	—	41,619,239
Commercial Mortgage-Backed Securities	—	2,128,200	—	2,128,200
U.S. Government Agency Obligations	—	125,992,741	—	125,992,741
Short-Term Investments	—	28,179,048	—	28,179,048
Total Investments	$—	$392,272,156	$—	$392,272,156
Interest Rate Swaps	$—	$97,020	$—	$97,020
Total	$—	$392,369,176	$—	$392,369,176

Liability Description
Futures Contracts	$(560,547)	$—	$—	$(560,547)
Interest Rate Swaps	—	(217,390)	—	(217,390)
Total	$(560,547)	$(217,390)	$—	$(777,937)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012